UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
                                                                     (Unaudited)
JANUARY 31, 2007

                                                                        Value
LSV VALUE EQUITY FUND                                       Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.8%)
AEROSPACE & DEFENSE (1.9%)
  Northrop Grumman                                          496,400   $  35,215
  Raytheon                                                  424,700      22,042
                                                                      ---------
                                                                         57,257
                                                                      ---------
AIRCRAFT (2.0%)
  Alaska Air Group*                                         135,900       5,824
  ExpressJet Holdings*                                      918,600       7,174
  Honeywell International                                   527,800      24,115
  Lockheed Martin                                           267,000      25,950
                                                                      ---------
                                                                         63,063
                                                                      ---------
APPAREL/TEXTILES (0.9%)
  Jones Apparel Group                                       534,900      18,272
  VF                                                        122,900       9,325
                                                                      ---------
                                                                         27,597
                                                                      ---------
AUTOMOTIVE (1.4%)
  Autoliv                                                   149,100       8,997
  Goodyear Tire & Rubber*                                   743,000      18,344
  Navistar International*                                   354,000      15,661
                                                                      ---------
                                                                         43,002
                                                                      ---------
AUTOPARTS (0.5%)
  ArvinMeritor                                              878,500      16,911
                                                                      ---------
BANKS (14.3%)
  Astoria Financial                                         209,000       6,184
  Bank of America                                         1,630,600      85,737
  BB&T                                                      342,000      14,453
  Comerica                                                  600,100      35,586
  Huntington Bancshares Inc/OH                              458,900      10,683
  JPMorgan Chase                                          1,968,000     100,230
  Keycorp                                                   812,800      31,025
  National City                                           1,235,400      46,760
  Popular                                                   326,577       5,963
  Regions Financial                                         634,414      23,004
  UnionBanCal                                                98,900       6,391
  US Bancorp                                                610,900      21,748
  Wachovia                                                  448,700      25,352
  Washington Mutual                                         621,900      27,730
                                                                      ---------
                                                                        440,846
                                                                      ---------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.6%)
  CBS, Cl B                                                 562,800      17,542
                                                                      ---------
BUILDING & CONSTRUCTION (0.7%)
  KB Home                                                   145,500       7,889
  Masco                                                     399,000      12,764
                                                                      ---------
                                                                         20,653
                                                                      ---------
BUSINESS SERVICES (0.3%)
  Avis Budget Group*                                         77,780       1,980
  Realogy*                                                  194,450       5,814
                                                                      ---------
                                                                          7,794
                                                                      ---------
CHEMICALS (3.0%)
  Dow Chemical                                              492,200      20,446
  Eastman Chemical                                          191,100      11,191
  EI Du Pont de Nemours                                     415,400      20,587
  FMC                                                       155,900      12,137
  Lubrizol                                                  239,700      12,349
  OM Group*                                                  87,900       4,295
  PPG Industries                                            189,600      12,569
                                                                      ---------
                                                                         93,574
                                                                      ---------


                                                                        Value
                                                            Shares      (000)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES (0.9%)
  Convergys*                                                604,400   $  15,739
  Sabre Holdings, Cl A                                      328,600      10,617
                                                                      ---------
                                                                         26,356
                                                                      ---------
COMPUTERS & SERVICES (3.3%)
  Computer Sciences*                                        394,500      20,695
  Hewlett-Packard                                           459,600      19,892
  International Business Machines                           464,900      46,095
  United Online                                             344,600       4,838
  Western Digital*                                          455,900       8,936
                                                                      ---------
                                                                        100,456
                                                                      ---------
CONSUMER DISCRETIONARY (0.1%)
  Energizer Holdings*                                        36,000       3,068
                                                                      ---------
CONSUMER PRODUCTS (1.8%)
  Hasbro                                                    668,300      18,980
  Mattel                                                  1,460,900      35,587
                                                                      ---------
                                                                         54,567
                                                                      ---------
DIVERSIFIED MANUFACTURING (0.9%)
  SPX                                                       160,000      11,230
  Teleflex                                                  184,300      12,308
  Tredegar                                                  149,400       3,432
                                                                      ---------
                                                                         26,970
                                                                      ---------
ELECTRICAL SERVICES (5.0%)
  Alliant Energy                                            369,700      13,438
  American Electric Power                                   743,300      32,356
  FirstEnergy                                               183,600      10,893
  OGE Energy                                                240,800       9,324
  PG&E                                                      554,300      25,875
  Pinnacle West Capital                                     203,400       9,924
  Sempra Energy                                              66,500       3,816
  TXU                                                       378,100      20,447
  Xcel Energy                                             1,160,100      27,065
                                                                      ---------
                                                                        153,138
                                                                      ---------
FINANCIAL SERVICES (8.9%)
  AG Edwards                                                153,200      10,143
  AmeriCredit*                                              681,300      18,490
  Bear Stearns                                               78,700      12,974
  CIT Group                                                 460,200      27,133
  Citigroup                                               1,854,100     102,216
  Countrywide Credit Industry                               103,400       4,496
  Freddie Mac                                               153,700       9,980
  Goldman Sachs Group                                       236,100      50,091
  Lehman Brothers Holdings                                  150,800      12,402
  Morgan Stanley                                            296,300      24,531
                                                                      ---------
                                                                        272,456
                                                                      ---------
FOOD, BEVERAGE & TOBACCO (2.9%)
  Del Monte Foods                                         1,226,231      14,053
  Kraft Foods, Cl A                                         528,800      18,466
  Molson Coors Brewing, Cl B                                 78,400       6,335
  Pepsi Bottling Group                                      374,600      11,848
  PepsiAmericas                                             233,400       5,146
  Reynolds American                                         179,600      11,584
  Supervalu                                                 395,600      15,025
  Tyson Foods, Cl A                                         395,700       7,024
                                                                      ---------
                                                                         89,481
                                                                      ---------
GAS/NATURAL GAS (0.2%)
  Nicor                                                     143,000       6,507
                                                                      ---------
HOTELS & LODGING (0.2%)
  Wyndham Worldwide*                                        155,560       4,853
                                                                      ---------

SCHEDULE OF INVESTMENTS
                                                                     (Unaudited)
JANUARY 31, 2007

                                                                       Value
LSV VALUE EQUITY FUND                                     Shares       (000)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (0.4%)
  Valspar                                                 481,500   $    13,569
                                                                    -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.0%)
  Furniture Brands International                          473,200         7,888
  Leggett & Platt                                         444,200        10,768
  Whirlpool                                               148,051        13,536
                                                                    -----------
                                                                         32,192
                                                                    -----------
INSURANCE (10.2%)
  Allstate                                                683,000        41,089
  American Financial Group Inc/OH                         249,450         8,811
  Chubb                                                   227,400        11,834
  Cigna                                                    50,400         6,673
  Cincinnati Financial                                    269,700        12,066
  Hartford Financial Services Group                       135,000        12,813
  Lincoln National                                        195,031        13,094
  Loews                                                   214,800         9,335
  MBIA                                                    219,800        15,788
  Metlife                                                 201,400        12,511
  MGIC Investment                                         536,900        33,137
  Nationwide Financial Services, Cl A                     227,500        12,433
  Old Republic International                              355,300         7,923
  Principal Financial Group                               243,800        15,021
  Prudential Financial                                    236,600        21,088
  Radian Group                                            239,100        14,399
  Safeco                                                  636,471        40,741
  St Paul Travelers                                       359,204        18,266
  Stancorp Financial Group                                136,200         6,517
                                                                    -----------
                                                                        313,539
                                                                    -----------
LEASING & RENTING (0.5%)
  Ryder System                                            165,100         9,004
  United Rentals*                                         285,000         7,339
                                                                    -----------
                                                                         16,343
                                                                    -----------
MACHINERY (2.8%)
  Albany International, Cl A                              148,200         5,030
  Black & Decker                                          150,800        13,162
  Caterpillar                                             360,100        23,071
  Cummins                                                 100,800        13,564
  Deere                                                   199,000        19,956
  Johnson Controls                                         77,400         7,156
  Stanley Works                                            40,600         2,325
  Tecumseh Products, Cl A*                                 32,900           589
                                                                    -----------
                                                                         84,853
                                                                    -----------
MULTIMEDIA (0.8%)
  Time Warner                                           1,158,500        25,336
                                                                    -----------
OFFICE EQUIPMENT (0.4%)
  IKON Office Solutions                                   916,900        13,662
                                                                    -----------
PAPER & PAPER PRODUCTS (0.4%)
  MeadWestvaco                                            397,200        11,972
                                                                    -----------
PETROLEUM & FUEL PRODUCTS (11.8%)
  Anadarko Petroleum                                      333,900        14,608
  Chevron                                               1,208,700        88,090
  ConocoPhillips                                          830,000        55,120
  Exxon Mobil                                           1,721,200       127,541
  Marathon Oil                                            441,700        39,903
  Occidental Petroleum                                    176,200         8,169
  Sunoco                                                  316,800        20,000
  Tesoro                                                  111,500         9,186
                                                                    -----------
                                                                        362,617
                                                                    -----------
PETROLEUM REFINING (1.1%)
  Devon Energy                                            218,600        15,322


                                                                        Value
                                                          Shares        (000)
-------------------------------------------------------------------------------
PETROLEUM REFINING (CONTINUED)
  Hess                                                    327,900   $    17,703
                                                                    -----------
                                                                         33,025
                                                                    -----------
PHARMACEUTICALS (5.9%)
  Alpharma, Cl A                                          218,300         6,014
  King Pharmaceuticals*                                   947,600        16,924
  Merck                                                 1,173,200        52,501
  Pfizer                                                4,095,100       107,455
                                                                    -----------
                                                                        182,894
                                                                    -----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.2%)
  Eastman Kodak                                           235,000         6,077
                                                                    -----------
PRINTING & PUBLISHING (2.1%)
  American Greetings, Cl A                                310,900         7,468
  Belo, Cl A                                              316,000         5,915
  Gannett                                                 234,500        13,634
  Idearc                                                   67,740         2,196
  Lexmark International, Cl A*                            299,400        18,871
  Tribune                                                 525,200        16,040
                                                                    -----------
                                                                         64,124
                                                                    -----------
RAILROADS (0.8%)
  CSX                                                     685,400        25,216
                                                                    -----------
RETAIL (1.0%)
  Barnes & Noble                                          120,100         4,675
  Borders Group                                            55,512         1,165
  Dillard's, Cl A                                         291,500        10,010
  JC Penney                                               165,200        13,421
  Ltd Brands                                               34,325           959
                                                                    -----------
                                                                         30,230
                                                                    -----------
SEMI-CONDUCTORS/INSTRUMENTS (1.6%)
  Intel                                                 1,112,700        23,322
  Sanmina-SCI*                                          1,588,500         5,560
  Vishay Intertechnology*                                 874,800        11,495
  Zoran*                                                  579,890         8,101
                                                                    -----------
                                                                         48,478
                                                                    -----------
SPECIALTY CHEMICALS (0.6%)
  Sherwin-Williams                                        262,200        18,118
                                                                    -----------
STEEL & STEEL WORKS (1.7%)
  Nucor                                                   319,300        20,608
  Steel Dynamics                                          384,800        15,088
  United States Steel                                     195,300        16,305
                                                                    -----------
                                                                         52,001
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS (4.6%)
  AT&T                                                  1,617,687        60,873
  CenturyTel                                              274,400        12,304
  Motorola                                                802,900        15,938
  Verizon Communications                                1,354,800        52,187
                                                                    -----------
                                                                        141,302
                                                                    -----------
TRUCKING (1.1%)
  Arkansas Best                                           189,700         7,250
  JB Hunt Transport Services                              586,900        14,749
  Swift Transportation*                                   388,300        11,851
                                                                    -----------
                                                                         33,850
                                                                    -----------
TOTAL COMMON STOCK
  (Cost $2,488,280)                                                   3,035,489
                                                                    -----------
WARRANTS (0.0%)
  Washington Mutual(A)*                                    25,900             4
                                                                    -----------
TOTAL WARRANTS
  (Cost $0)                                                                   4
                                                                    -----------

SCHEDULE OF INVESTMENTS
                                                                    (Unaudited)
JANUARY 31, 2007

                                                      Face Amount      Value
LSV VALUE EQUITY FUND                                    (000)         (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.0%)
 Morgan Stanley
  5.000%, dated 01/31/07, to be
  repurchased on 02/01/07,
  repurchase price $31,357,546
  (collateralized by a U.S.
  Treasury Note, par value
  $33,103,060, 12.000%,
  11/15/12; with total market
  value $31,980,479)                                  $    31,353   $    31,353
                                                                    -----------
TOTAL REPURCHASE AGREEMENT
  (Cost $31,353)                                                         31,353
                                                                    -----------
TOTAL INVESTMENTS (99.8%)
  (Cost $2,519,633)+                                                $ 3,066,846
                                                                    ===========

      Percentages are based on Net Assets of $3,072,841 (000).

*     Non-income producing security.

(A) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

Cl    Class

OH    Ohio

+ At January 31, 2007, the tax basis cost of the Fund's investments was $2,519,633 (000), and the unrealized appreciation and depreciation were $579,242 (000) and $(32,029) (000), respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


LSV-QH-001-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.